QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2014

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value Opportunity Fund; REMS Real Estate Income 50/50 Fund; REMS International Real Estate Value Opportunity Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	84.69%

	DIVERSIFIED/OTHER	17.36%
27,600	Alexander’s Inc.		$10,319,916
442,700	Forest City Enterprise, Inc. , Class A		8,659,212
835,450	I Star Financial Inc.		11,278,575
120,000	Ishares DJ US R.E.		8,304,000
444,500	Kennedy Wilson Holdings Inc.		10,650,220
321,000	Plum Creek Timber Co.		12,522,210
114,000	Vornado Realty Trust		11,395,440

			73,129,573

	HEALTHCARE	5.88%
163,700	Alexandria Real Estate Equities, Inc.		12,072,875
925,457	Physicians Realty Trust		12,697,270

			24,770,145

	HOTEL	5.05%
1,974,100	Hersha Hospitality Trust		12,575,017
143,532	Hyatt Hotels Corp.		8,686,557

			21,261,574

	MORTGAGE REIT	6.17%
509,800	Colony Financial Inc.		11,409,324
2,096,600	Resource Capital Corp.		10,210,442
290,958	Winthrop Realty Trust		4,384,737

			26,004,503

	MULTI-FAMILY	14.40%
743,800	American Home 4 Rent		12,562,782
351,300	Apartment Investment & Management Co. “A”		11,178,366
184,100	Mid-America Apartment Communities, Inc.		12,086,165
226,448	Sun Communities, Inc.		11,435,624
725,600	WCI Communiteis, Inc.		13,380,064

			60,643,001

	OFFICE/INDUSTRIAL	18.53%
855,700	Brandwine Realty Trust		12,039,699
841,500	Cousins Property		10,055,925
694,300	Duke Realty Corp.		11,928,074
444,000	Mack-Cali Realty Corp.		8,484,840
687,800	Parkway Properties, Inc.		12,916,884
302,400	Prologis Trust		11,400,480
809,617	Rexford Industrial Realty, Inc.		11205099

			78,031,001

	RETAIL	17.31%
475,400	Developers Diversified Realty Corp.		7,953,442
422,000	General Growth Properties, Inc.		9,938,100
959,350	Glimcher Realty Trust		12,989,599
778,700	Hudson’s Bay Co.		12,376,868
544,200	Kimco Realty Corp.		11,923,422
517,925	Kite Realty Group Trust		12,554,502
318,000	Ramco-Gershenson Properties Trust		5,167,500

			72,903,433

	TOTAL COMMON STOCKS		356,743,230

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PREFERRED STOCK	2.37%

	NON-CONVERTIBLE PREFERRED	2.37%
162,849	ISTAR Financial Inc, Series I, 7.500%		3,989,801
250,400	Resource Capital Corp., Series B, 8.250%		6,004,592

			9,994,393

	TOTAL STOCK	87.07%	366,737,623

	MONEY MARKET
53,364,693	Money Market Fiduciary, 0.00274%	12.67%	53,364,693

	NET INVESTMENTS IN SECURITIES	99.74%	$420,102,316
	Other assets, net of liabilities	0.26%	1,114,891

	NET ASSETS	100.00%	$421,217,207

NOTES: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$356,743,230	-	-	$356,743,230
Preferred Stocks	9,994,393	-	-	9,994,393
Money Market	53,364,693	-	-	53,364,693

	$420,102,316	$-	$-	$420,102,316

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2014, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $312,902,672 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$57,561,095
Gross unrealized depreciation	(3,976,564)

Net unrealized appreciation (depreciation)	$53,584,531

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	56.98%

	DIVERSIFIED/OTHER	7.69%
99,600	Plum Creek Timber Co., Inc.		3,885,396
75,100	Washington REIT		1,906,038
62,800	WP Carey Inc.		4,004,756

			9,796,190

	HEALTHCARE	6.81%
225,800	Biomed Realty Trust Inc.		4,561,160
173,600	Healthcare Realty Trust		4,110,848

			8,672,008

	HOTEL	3.98%
795,400	Hersha Hospitality Trust		5,066,698

	MORTGAGE REIT	5.88%
171,400	Colony Financial Inc.		3,835,932
750,900	Resource Capital Corp.		3,656,883

			7,492,815

	MULTI-FAMILY	8.54%
80,600	Home Properties, Inc.		4,694,144
19,500	Mid-America Apartment Communities, Inc.		1,280,175
96,963	Sun Communities, Inc.		4,896,632

			10,870,951

	OFFICE/INDUSTRIAL	10.28%
328,900	Brandywine Realty Trust		4,627,623
280,200	Duke Realty Corp.		4,813,836
64,100	Liberty Property Trust		2,131,966
79,293	Mack-Cali Realty Corp.		1,515,289

			13,088,714

	RETAIL	13.80%
147,200	Agree Realty Corp		4,030,336
383,200	Glimcher Realty Trust		5,188,528
155,475	Kite Realty Group		3,768,714
282,400	Ramco-Gerhenson Properties Trust		4,589,000

			17,576,578

	TOTAL COMMON STOCKS		72,563,954

	PREFERRED STOCK	40.34%

	CONVERTIBLE PREFERRED	1.13%
23,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		1,445,233

	DIVERSIFIED/OTHER	3.44%
72,300	Digital Realty Trust, Series G, 5.875%		1,609,398
25,000	Public Storage, Series Y, 6.3750%		643,250
92,200	Vornado Realty Trust, Series L, 5.400%		2,127,976

			4,380,624

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	HEALTHCARE	2.11%
50,000	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,263,500
55,437	Sabra Health Care Reit, Inc., Series A, 7.125%		1,423,622

			2,687,122

	HOTEL	3.66%
26,200	Felcor Lodging Trust Inc., Series A, $1.95		676,222
24,600	Felcor Lodging Trust Inc., Series C, 8.000%		625,332
23,500	Hersha Hospitality Trust, Series B, 8.000%		618,050
31,800	Hersha Hospitality Trust, Series C, 6.875%		822,030
78,200	LaSalle Hotel Properties, Series I, 6.375%		1,918,246

			4,659,880

	MORTGAGE REIT	8.94%
63,000	Annaly Capital Management, Series C, 7.625%		1,547,280
28,500	Annaly Capital Management, Series D, 7.500%		695,400
47,900	Colony Financial Inc., Series A, 8.500%		1,290,426
50,000	Colony Financial Inc., Series B, 7.500%		1,225,050
48,400	ISTAR Financial Inc, Series D, 8.000%		1,207,580
50,200	ISTAR Financial Inc., Series I, 7.500%		1,229,900
23,650	Northstar Realty Financial, Series A, 8.750%		598,345
54,900	Northstar Realty Financial, Series B, 8.250%		1,376,343
92,200	Resource Capital Corp., Series B, 8.250%		2,210,956

			11,381,280

	MULTI-FAMILY	3.56%
30,510	Apartment Investment & Management Co., Series Z, 7.000%		777,090
54,100	Equity Lifestyle Properties, Series C, 6.750%		1,417,961
90,646	Sun Communities Inc., Series A, 7.125%		2,340,480

			4,535,531

	INDUSTRIAL	1.26%
26,311	Duke Realty Corp., Series L, 6.600%		660,932
39,300	PS Business Parks, Inc., Series T, 6.000%		945,165

			1,606,097

	OFFICE	4.06%
54,700	Boston Properties, Inc., Series B, 5.250%		1,312,800
23,908	Brandywine Realty Trust, Series E, 6.900%		609,893
73,247	Kilroy Realty Corp., Series H, 6.375%		1,803,341
57,300	SL Green Realty Corp., Series I, 6.500%		1,450,263

			5,176,297

	RETAIL	12.17%
74,000	CBL & Associates Properties, Inc., Series D, 7.375%		1,887,000
54,800	Developers Diversified Realty Corp., Series J, 6.500%		1,383,152
56,700	Developers Diversified Realty Corp., Series K, 6.250%		1,389,717
48,700	Entertainment Property Trust, Series F, 6.625%		1,216,039
83,600	General Growth Properties, Inc., Series A, 6.375%		2,056,560
81,900	Glimcher Realty Trust, Series I, 6.875%		2,095,821
82,000	Regency Centers Corp., Series G, 6.000%		2,009,000
32,100	Saul Centers, Inc., Series C, 6.875%		834,600
53,000	Taubman Centers Inc., Series K, 6.250%		1,328,180
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,300,152

			15,500,221

	TOTAL PREFERRED STOCKS		51,372,285

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	TOTAL STOCKS		123,936,239

	MONEY MARKET
2,155,606	Money Market Fiduciary, 0.00274%	1.69%	2,155,606

	NET INVESTMENTS IN SECURITIES	99.01%	126,091,845
	Other assets, net of liabilities	0.99%	1,266,534

	NET ASSETS	100.00%	$127,358,379

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.
Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$72,563,954	-	-	$72,563,954
Preferred Stocks	51,372,285			51,372,285
Money Market	2,155,606	-	-	2,155,606

	$126,091,845	$-	$-	$126,091,845

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2014, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $112,034,688 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$13,173,254
Gross unrealized depreciation	(1,271,703)

Net unrealized appreciation (depreciation)	$11,901,551

REMS INTERNATIONAL REAL ESTATE VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	43.67%

	AUSTRIA	9.00%
19,800	CA Immobilien Anlagen AG		$395,400

	AUSTRALIA	3.66%
106,800	Mirvac Group		160,840

	CANADA	9.44%
26,100	Hudson’s Bay Co.		414,804

	GREAT BRITAIN	5.05%
24,000	Millennium & Copthorne Hotels		221,948

	HONG KONG	8.40%
232,000	Soundwill Holdings Ltd.		369,293

	NETHERLANDS	8.12%
7,800	Vastnet Retail NV		356,798

	TOTAL COMMON STOCK	43.67%	1,919,083

	MONEY MARKET	58.02%
2,549,613	Money Market Fiduciary, 0.00274%		2,549,613

	NET INVESTMENTS IN SECURITIES	101.69%	4,468,696
	Liabilities, net of other assets	-1.69%	(74,282)

	NET ASSETS	100.00%	$4,394,414

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$1,919,083	$0	$0	$1,919,083
Preferred Stocks	0	0	0	0
Money Market	2,549,613	0	0	2,549,613

	$4,468,696	$0	$0	$4,468,696

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

At September 30, 2014, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $4,460,630 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$47,237
Gross unrealized depreciation	(53,397)

Net unrealized appreciation (depreciation)	$(6,160)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940, as amended ( the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: November 20, 2014

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 20, 2014